OTHER ASSETS (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Oct. 05, 2015	Oct. 05, 2015	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Business Combination, Separately Recognized Transactions [Line Items]
Equity Method Investments			$ 25.2	$ 25.0	$ 23.7	$ 23.3
Deferred debt issuance costs			3.1	3.3	15.1	1.4
Long term receivable from the sale of an equity method investment			0.0	0.0	5.8	7.8
Tax-Related Receivable, Noncurrent			14.4	1.5	6.6
Hedging Assets, Noncurrent			0.0	0.0	2.9	3.5
Supply contracts			402.2	406.5	0.0	0.0
Other Assets, Miscellaneous, Noncurrent			18.9	18.3	16.1	16.4
Other assets			463.8	454.6	$ 70.2	$ 59.0
Up-front payments under the ethylene agreements	$ 433.5
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Ethylene Asset	$ 410.8	$ 410.8
Amortization of Supply Contracts			4.3	$ 4.3
DCP Business
Business Combination, Separately Recognized Transactions [Line Items]
Up-front payments under the ethylene agreements		$ 433.5
Minimum
Business Combination, Separately Recognized Transactions [Line Items]
2017 Supply Contract Payment			205.0
2020 Supply Contract Payment			425.0
Maximum
Business Combination, Separately Recognized Transactions [Line Items]
2017 Supply Contract Payment			215.0
2020 Supply Contract Payment			$ 465.0